Investments in Associates and Joint Ventures - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tisak d.d.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates				26.00%	26.00%
Impairment charge recognised in income statement				£ 27
Associates and Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate	£ 394	£ 239
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates	29.42%	29.46%	29.57%		29.71%
Dividends paid by the associate	£ 386	£ 231